UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SBIC Partners, L.P.
Address:  201 Main Street, Suite 3200
          Fort Worth, Texas 76102

Form 13F File Number:    28-5279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     William P. Hallman, Jr.
Title:    President of General Partner of General Partner
Phone:    817/338-8346

Signature, Place, and Date of Signing:

     _/s/ William P. Hallman, Jr.  Fort Worth, Texas        August 11, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $36,579 (thousands)


List of Other Included Managers:
NONE


                           FORM 13F INFORMATION TABLE
                  TITLE              VALUE    SHARES SH/  PUT   INVSTMNT   OTHR     VOTING AUTHORITY
                    OF                          /          /
NAME OF ISSUER    CLASS    CUSIP    (X$1000)   PRN   PRN  CLL   DISCRETN   MGRS    SOLE   SHRD   NONE
                                               AMT
STAMPS COM INC     COM   852857101     29794  407444  SH          Sole            4074449
                                                   9
TRIKON                   896187101      4975  261839 PRN          Sole                          261839
TECHNOLOGIES, INC
VISTA         MED  COM   928369107      1810  181009  SH          Sole            1810095
TECHNOLOGIES INC                                   5